Financial Risk Management - Impact on Income Before Income Tax of a Hypothetical Change in Exchange Rates (Detail) - Currency risk [member] ₩ in Millions	Dec. 31, 2019 KRW (₩)
If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ 7,204
If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(7,204)
US Dollar [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	6,228
US Dollar [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(6,228)
Euro [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	40
Euro [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(40)
Yen [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	573
Yen [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	(573)
Other currencies [member] | If increased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	363
Other currencies [member] | If decreased by 10% [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (reduce) the Group's income before income tax	₩ (363)